Annual Fund Operating Expenses - Long Pond Real Estate Select ETF - Long Pond Real Estate Select ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	1.00%

[1]	Based on estimated amounts for the current fiscal year.